Other Current Assets and Accrued Income - Summary of Accrued Income (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current prepayments and current accrued income including current contract assets [abstract]
Balance as of January 1,	SFr 760	SFr 993
Accrued income recognized during the year	912	960
Payments received during the year	(726)	(1,198)
FX revaluation	(34)	4
Balance as of December 31,	SFr 912	SFr 760